INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of components of income (loss) before income tax benefit (expense)
	Year Ended December 31,
	2015	2014	2013

The Netherlands	$(2,048)	$3,574	$(4,662)
Subsidiaries outside of the Netherlands	(2,505)	(1,944)	(1,618)
Income (Loss) before income tax benefit (expense)	$(4,553)	$1,630	$(6,280)

Schedule of Income Tax Benefit (Expense)
	Year Ended December 31,
	2015	2014	2013

Current:
The Netherlands	$-	$-	$-
Subsidiaries outside of the Netherlands, net of
$0, $0 and $1,125 in income tax benefit (expense)
related to prior period income tax positions
in 2015, 2014 and 2013, respectively	(110)	(107)	1,057
	(110)	(107)	1,057
Deferred:
The Netherlands	-	-	-
Subsidiaries outside of the Netherlands	(39)	17	(31)
Total income tax benefit (expense)	$(149)	$(90)	$1,026

Schedule of Deferred Tax Assets and Liabilities
	December 31,
	2015	2014

Deferred tax assets:
Operating loss carryforwards	$19,890	$18,234
Capital loss carryforwards	143	143
Allowance for doubtful accounts	21	36
Tax credit carryforwards	568	571
Accrued expenses	1,669	509
Total deferred tax assets	22,291	19,493

Deferred tax liabilities:
Depreciation of property and equipment	(56)	(87)
	22,235	19,406
Valuation allowance	(22,143)	(19,275)
Deferred tax assets, net	$92	$131

Schedule of Effective Income Tax Rate
	Year Ended December 31,
	2015	2014	2013

Effective loss (income) tax benefit from continuing
operations at statutory rate	$1,138	$(408)	$1,578
Rate differential	334	104	(6)
Non-deductible income (expense)	(162)	(46)	(67)
Adjustments to prior year tax losses	1,097	(1,053)	45
Changes in valuation allowance	(2,868)	1,569	(63)
Other	312	(256)	(461)
Income tax benefit (expense) from continuing
operations	$(149)	$(90)	$1,026